Employee Benefit Plan, Related-Party and Party-in-Interest Transactions (Details) - Albemarle Corporation Retirement Savings Plan	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Related Party and Party-in-Interest Transactions [Abstract]
EBP, Asset Held for Investment	$ 808,828,490
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Investment, Acquired, Number of Investment	105,083
EBP, Investment Acquired, Excluding Plan Interest in Master Trust, Cost	$ 7,794,602
EBP, Investment Sold, Excluding Plan Interest in Master Trust, Selling Price	$ 24,667,218
EBP, Investment, Sold, Number of Investments	296,238